Operating Lease (Tables)	6 Months Ended
Mar. 31, 2023
Operating Lease [Abstract]
Schedule of Operating Lease Assets and Liabilities Recorded on Consolidated Balance Sheets and Other Information	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	As of September 30,	As of March 31,
	2022	2023
Right of use assets	—	417,556

Operating lease liabilities, current	—	228,655
Operating lease liabilities, noncurrent	—	188,901
Total operating lease liabilities	—	417,556

Schedule of Other Information about the Company’s Leases	Other information about the Company’s leases is as follows:
	For the Six Months Ended March 31,
	2022	2023
Weighted average remaining lease term (years)	—	2.36
Weighted average discount rate	—	4.47%

Schedule of Schedule, by Years, of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023:
March 31,
2023
For the six months ending September 30, 2023	136,507
For the year ending September 30, 2024	175,537
For the year ending September 30, 2025	72,950
For the year ending September 30, 2026	26,765
For the year ending September 30, 2027	14,500
For the year ending September 30, 2028 and thereafter	17,968
Total lease payments	444,227
Less: Imputed interest	(26,671)
Present value of lease liabilities	417,556